Pension Plans and Retiree Benefits - Schedule of Funded Status Based on Accumulated Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Canada
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ (34.7)	$ (32.9)
United States
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ (1,616.4)	$ (1,525.6)